Other operating results net (Details)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Results from commodity derivative financial instruments	$ (4,551,000,000)		$ 659,000,000	$ 669,000,000
Result from disposal of subsidiaries and associates		$ 86	(9)	(225)
Result from sale of property, plant and equipment		10	(1)	6
Impairment of associates and joint ventures		0	0	(69)
Donations	(183,000,000)		(153,000,000)	(309,000,000)
Lawsuits and other contingencies		(335)	(179)	(138)
Interest generated by operating credits		3,085	1,941	903
Others	(405,000,000)		216,000,000	(140,000,000)
Management fees		$ 11	26	30
Other operating results, net	$ (2,282,000,000)		$ 2,500,000,000	$ 727,000,000